Cover	Sep. 02, 2022
Cover [Abstract]
Entity Registrant Name	Yubo International Biotech Limited
Entity Central Index Key	0000895464
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 02, 2022
Entity Incorporation State Country Code	NY
Entity File Number	0-21320
Entity Tax Identification Number	11-3074326
Entity Address Postal Zip Code	100032
City Area Code	010
Local Phone Number	6615-5141
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	Room 105
Entity Address Address Line 2	Building 5
Entity Address Address Line 3	31 Xishiku Avenue
Entity Address City Or Town	Xicheng District
Entity Address Region	Beijing
Entity Address Country	CN